May 1, 2014

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

ATTN:	Mr. John Grzeskiewicz
Document Control – EDGAR
RE:	Tri-Continental Corporation (the “Corporation”)
File No. 333-104669/811-00266
Post-Effective Amendment to a Registration Statement on Form N-2

Dear Mr. Grzeskiewicz:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the Corporation does not differ from that contained in the Corporation’s Post-Effective Amendment No. 14 (Amendment). This Amendment was filed electronically on April 28, 2014.

If you have any questions regarding this filing, please contact the undersigned at (212) 850-1354 or Joseph D’Alessandro at (212) 850-1703.

Sincerely,
/s/ Megan E. Garcy
Megan E. Garcy
Associate Counsel
Ameriprise Financial, Inc.